Pzena International Value Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Brazil - 1.5%
Ambev S.A.	415,600	$1,015,112
Ambev S.A. - ADR	13,543	33,045
Banco do Brasil S.A.	151,600	620,766
		1,668,923

Canada - 1.4%
Magna International, Inc.	26,252	953,019
Magna International, Inc.(c)	16,876	612,261
		1,565,280

China - 4.8%
Alibaba Group Holding, Ltd.	149,500	2,171,640
Alibaba Group Holding, Ltd. - ADR	563	64,092
China Merchants Bank Co., Ltd. - Class H	103,000	642,346
China Overseas Land & Investment, Ltd.	368,500	620,347
Haier Smart Home Co., Ltd. - Class H	368,200	1,080,027
Weichai Power Co., Ltd. - Class H	355,000	694,507
		5,272,959

Denmark - 2.3%
Danske Bank A/S	66,553	2,543,601

Finland - 1.4%
Nokia Oyj - ADR	300,103	1,566,538

France - 13.7%
Accor S.A.	23,123	1,227,419
Amundi S.A. (a)	23,145	1,888,213
Arkema S.A.	27,557	1,968,111
Michelin SCA	68,252	2,610,084
Rexel S.A.	97,976	2,751,129
Sanofi	19,142	1,902,224
Teleperformance SE	26,232	2,652,062
		14,999,242

Germany - 13.1%
BASF SE	51,553	2,481,915
Bayer AG	60,151	1,689,358
Continental AG	28,981	2,543,665
Daimler Truck Holding AG	71,607	3,106,702
Evonik Industries AG	50,443	1,091,669
Fresenius Medical Care AG & Co. KGaA	41,170	2,338,254
Mercedes-Benz Group AG	19,660	1,173,961
		14,425,524

Hong Kong - 2.4%
Galaxy Entertainment Group, Ltd.	614,000	2,615,398

Indonesia - 0.8%
Bank Rakyat Indonesia Persero Tbk	3,332,400	910,324

Ireland - 3.7%
Bank of Ireland Group PLC	193,578	2,655,156
Medtronic PLC	16,754	1,390,247
		4,045,403

Italy - 2.1%
Enel S.p.A.	253,650	2,328,531

Japan - 16.9%
Bridgestone Corp.	26,000	1,122,972
Daikin Industries, Ltd.	1,200	138,309
Fukuoka Financial Group, Inc.	26,200	720,662
Iida Group Holdings Co., Ltd.	32,000	450,996
Komatsu, Ltd.	67,700	2,080,471
Minebea Mitsumi, Inc.	124,100	1,753,760
Murata Manufacturing Co., Ltd.	78,300	1,160,121
Olympus Corp.	176,400	2,274,033
Resona Holdings, Inc.	121,200	1,077,698
Sumitomo Mitsui Financial Group, Inc.	24,000	617,117
Suntory Beverage & Food, Ltd.	63,000	2,053,810
T&D Holdings, Inc.	29,400	677,102
Takeda Pharmaceutical Co., Ltd.	32,000	959,366
TDK Corp.	194,000	2,157,128
Toray Industries, Inc.	188,100	1,304,720
		18,548,265

Luxembourg - 2.2%
ArcelorMittal S.A.	77,270	2,344,307

Netherlands - 4.2%
ING Groep N.V.	111,878	2,372,950
Koninklijke Philips N.V.	32,865	755,659
Randstad N.V.	34,841	1,462,142
		4,590,751

Norway - 2.1%
Equinor ASA	99,364	2,331,414

Republic of Korea - 2.7%
Samsung Electronics Co., Ltd.	55,655	2,267,022
Shinhan Financial Group Co., Ltd.	12,850	541,121
Shinhan Financial Group Co., Ltd. - ADR	3,710	153,817
		2,961,960

Spain - 1.5%
CaixaBank S.A.	187,561	1,594,687

Switzerland - 5.8%
Julius Baer Group, Ltd.	32,618	2,144,941
Roche Holding AG	6,961	2,245,620
UBS Group AG	62,908	2,001,896
		6,392,457

United Kingdom - 14.3%
Barclays PLC	352,841	1,556,931
GSK PLC	106,794	2,168,399
HSBC Holdings PLC	212,342	2,498,209
J Sainsbury PLC	576,174	2,215,576
NatWest Group PLC	155,275	1,097,511
Reckitt Benckiser Group PLC	39,568	2,682,649
Shell PLC	58,240	1,932,935
Standard Chartered PLC	31,128	485,667
Tesco PLC	204,097	1,066,958
		15,704,835
TOTAL COMMON STOCKS (Cost $91,576,007)		106,410,399

SHORT-TERM INVESTMENT - 3.8%
Money Market Fund - 3.8%
First American Government Obligations Fund - Class X, 4.22% (b)	4,209,449	4,209,449
TOTAL SHORT-TERM INVESTMENT (Cost $4,209,449)		4,209,449

TOTAL INVESTMENTS - 100.7% (Cost $95,785,456)		110,619,848
Liabilities in Excess of Other Assets - (0.7)%		(739,431)
TOTAL NET ASSETS - 100.0%		$109,880,417
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $1,888,213 or 1.7% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	U.S. Traded Foreign Security.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Pzena International Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$106,410,399	$–	$–	$106,410,399
Short-Term Investment	4,209,449	–	–	4,209,449
Total Investments	$110,619,848	$–	$–	$110,619,848

Refer to the Schedule of Investments for further disaggregation of investment categories.